OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

PRP DEPOSITOR 2026-RCF2, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002108181

PRPM 2026-RCF2, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Jim Barrons, (602) 802-8305

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PRP DEPOSITOR 2026-RCF2, LLC

Date: March 18, 2026	By:	/s/ Jeff Padden
	Name:	Jeff Padden
	Title:	General Counsel

EXHIBIT INDEX

Exhibit Number

99.1 - Third Party Due Diligence Report – AMC Diligence, LLC Narrative

Schedule 1 – Data Compare Report

Schedule 2 – Exception Grades Report

Schedule 3 – Rating Agency Grades Report

Schedule 4 – Valuation Summary

99.2 - Third Party Due Diligence Report - Consolidated Analytics, Inc. Narrative

Schedule 1 – Data Compare Report

Schedule 2 – Due Diligence Standard Report

Schedule 3 – RA Grades Summary Report

Schedule 4 – Valuations Summary Report

99.3 - Third Party Due Diligence Report – Canopy Financial Technology Partners LLC Diligence Narrative

Schedule 1 – ATR QM Report

Schedule 2 – Data Compare Report

Schedule 3 – RA Grades Detail Report

Schedule 4 – RA Grades Summary Report

Schedule 5 – Valuation Report

99.4 - Third Party Due Diligence Report – Clarifii LLC Narrative

Schedule 1 – ATR QM Report

Schedule 2 – Data Compare Report

Schedule 3 – RA Grades Detail Report

Schedule 4 – RA Grades Summary Report

Schedule 5 – Valuation Report

99.5 - Third Party Due Diligence Report – Clayton Services LLC Narrative

Schedule 1 – Conditions Detail Report

Schedule 2 – Data Compare Report

Schedule 3 – Loan Grades Report

Schedule 4 – Non ATR QM Upload Report

Schedule 5 – RA ATR QM Report

Schedule 6 – Standard Upload Report

Schedule 7 – Valuations Summary Report

99.6 - Third Party Due Diligence Report – Incenter Lender Services LLC Narrative

Schedule 1 – Exception Report

Schedule 2 – Final Tape Compare Report

Schedule 3 – Loan Level Exceptions Report

Schedule 4 – QM ATR Report

Schedule 5 – RA Grades Report

Schedule 6 – Valuation Summary Report

99.7 - Third Party Due Diligence Report – Infinity IPS, Inc. Narrative

Schedule 1 – Data Compare Report

Schedule 2 – Delinquent Tax, HOA and Muni Lien Report

Schedule 3 – Disposition and Comments Report

Schedule 4 – Finding Details Report

Schedule 5 – Payment History Report

Schedule 6 – RA Grades Report

99.8 - Third Party Due Diligence Report – Opus Capital Markets Consultants, LLC Narrative

Schedule 1 – ATR 1 Report

Schedule 2 – ATR OR QM Report 2

Schedule 3 – Data Compare Report 1

Schedule 4 – Data Compare Report 2

Schedule 5 – Exception Report 1

Schedule 6 – Grading Summary Report 1

Schedule 7 – RA Grades Summary Report 2

Schedule 8 – Standard Findings Report 2

Schedule 9 – Valuation Report 1

Schedule 10 – Valuation Report 2

99.9 - Third Party Due Diligence Report – Selene Diligence LLC Narrative

Schedule 1 – Data Compare Report

Schedule 2 – RA Grades Summary Report

Schedule 3 – Standard Findings Report

Schedule 4 – Valuation Report